Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Statement of Financial Position [Abstract]
Amortized cost of fixed maturities, available-for-sale, at fair value	$ 45,753		$ 46,236
Fair value of variable interest entity assets for fixed maturities, available-for-sale	89		153
Fair value of variable interest entity assets for fixed maturities at fair value using fair value option	132		338
Cost of equity securities, trading at fair value	1,614		1,860
Cost of equity securities, available-for-sale, at fair value	408		443
Allowance for loan losses	14		23
Variable entity assets for limited partnerships and other alternative investments	6		7
Fair value of variable entity assets for short-term investments	0		0
Variable interest entity liabilities for other liabilities	$ 111	[1]	$ 477	[1]
Common stock: shares authorized	1,000		1,000
Common stock: shares issued	1,000		1,000
Common stock: shares outstanding	1,000		1,000
Common stock: par value	$ 5,690		$ 5,690

[1]	Included in other liabilities in the Company’s Consolidated Balance Sheets.